NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.89%)
BC Partners XI GD - I LP	Primary	07/2021-02/2023	Europe	$3,472,069	$3,645,461
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	5,207,003
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-02/2023	North America	4,911,986	5,159,130
Green Equity Investors Offshore Fund IX, L.P.	Primary	-	North America	-	44,777
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-01/2023	North America	6,405,404	6,795,768
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,173,770	5,524,720
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	1,606,324	2,980,928
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,000	2,835,129
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	1,992,914
Magenta Blocker Aggregator LP	Co-Investment	07/2021-12/2022	North America	1,866,895	2,308,184
NB RR Co-Invest LP	Co-Investment	10/2020-11/2022	North America	4,455,114	6,681,944
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,040	4,596,038
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,705,878	4,342,751
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	4,715,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	2,273,792
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	2,561,785
Silver Lake Partners VI, L.P.	Primary	01/2021-06/2023	North America	6,640,366	7,153,400
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022-12/2022	North America	3,510,097	4,387,261
Thoma Bravo XIV- A, L.P.	Primary	04/2021-02/2023	North America	7,599,946	8,415,452
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	3,227,764	2,445,579
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020-11/2022	North America	1,811,616	2,658,375
				79,255,116	86,725,391
Small and Mid-cap Buyout (56.53%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,802,532	4,307,447
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-04/2023	North America	4,380,001	5,349,462
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-05/2023	North America	4,166,182	6,082,626
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,827,358
BC Partners Galileo (1) L.P.	Secondary	07/2021-01/2023	Europe	5,514,350	6,997,337
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	2,282,908	4,387
Charlesbank Equity Fund X, L.P.	Primary	09/2021-03/2023	North America	5,238,961	6,049,315
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,377,391
Compass Syndication L.P.	Co-Investment	10/2021-12/2021	North America	1,109,383	1,225,004
Crosspoint Capital Fund I, LP	Primary	04/2021-03/2023	North America	10,131,533	11,182,412
EMK Capital Partners II LP	Primary	09/2021-04/2023	Europe	5,236,258	6,186,478
Ethos Capital Investments A LP	Primary	10/2021-03/2023	North America	6,323,727	10,455,890
Evidence Co-Invest LP	Co-Investment	12/2020-12/2022	North America	3,917,660	4,151,085
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	1,746,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-05/2023	North America	11,512,342	13,511,449
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	3,001,080
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,396	3,200,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	8,445,913
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-12/2022	North America	828,582	415,981
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-06/2023	North America	836,261	853,934
New Mountain Partners VI, L.P.	Primary	03/2021-03/2023	North America	4,342,278	5,190,060
Nordic Capital X Alpha, L.P.	Primary	05/2021-05/2023	Europe	8,305,896	10,524,936
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,270,004
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	302,500
Oakley Capital V-B2 SCSp	Primary	05/2022-06/2023	Europe	1,338,166	1,193,376
Patriot SPV, L.P.	Secondary	03/2021-04/2023	North America	3,423,537	5,444,810
PPC III-A LP	Primary	03/2021-05/2023	North America	9,456,120	11,597,092
Prime Acquisitions Holdco, LP	Co-Investment	08/2021	North America	5,008,333	5,046,551
Riverside Fund V CF-B, L.P.	Secondary	03/2021-05/2023	North America	3,071,437	3,362,370
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020	North America	1,300,000	1,573,000
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,755,317	4,633,825
Tailwind TPRC Investor, LP	Co-Investment	01/2021-09/2022	North America	1,822,658	2,774,201
THL HT Parallel SPV, L.P.	Secondary	12/2020-04/2023	North America	4,053,960	7,902,609
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-05/2023	North America	7,843,179	8,681,407
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-06/2023	North America	5,193,096	4,786,761
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,638,936
				142,629,891	182,292,987

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (6.58%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	1,100,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-05/2023	North America	7,707,121	10,800,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2022	North America	4,041,771	2,730,191
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	3,992,701	6,581,609
				16,161,146	21,211,800
Venture Capital (10.16%)
ACME Fund IV, LP	Primary	12/2021-09/2022	North America	1,633,447	1,392,082
Blackstone Growth L.P.	Primary	01/2021-06/2023	North America	6,376,988	5,810,324
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-06/2023	North America	1,850,148	2,474,711
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-12/2022	North America	4,836,392	4,044,402
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	2,222,510	868,430
GGV Capital Fund VIII L.P.	Primary	04/2021-05/2023	North America	3,744,000	4,210,389
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-11/2022	North America	736,000	763,721
Meritech Capital Partners VII L.P.	Primary	11/2020-01/2023	North America	2,687,500	3,001,163
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,287,963
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,803,162
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-05/2023	North America	2,552,192	2,622,916
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,507,857	3,475,000
				33,958,931	32,754,263

Short Term Investments	Cost	Fair Value
Money Market Fund (1.66%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5,353,132	5,353,132
	5,353,132	5,353,132

Total Investments (cost $277,358,216) (101.82%)		328,337,573
Other Assets & Liabilities (Net) (-1.80%)		(5,837,977)
Partners' Capital - Net Assets (100.00%)		$322,499,596

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2023 aggregated $272,005,084. Total fair value of illiquid and restricted securities at June 30, 2023 was $322,984,441 or 100.16% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of June 30, 2023.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$4,715,000	$82,010,391	$86,725,391
Small and Mid-cap Buyout	-	-	12,040,562	170,252,425	182,292,987
Special Situations	-	-	-	21,211,800	21,211,800
Venture Capital	-	-	-	32,754,263	32,754,263
Money Market Fund	5,353,132	-	-	-	5,353,132
Total	$5,353,132	$-	$16,755,562	$306,228,879	$328,337,573

Significant Unobservable Inputs

As of June 30, 2023, the Master Fund had investments valued at $328,337,573. The fair value of investments valued at $306,228,879 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2023.

			Unobservable Inputs
Investments	Fair Value 06/30/23	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$4,715,000	Market Comparables	LTM EBITDA	21.0x	21.0x

Small and Mid-cap Buyout	10,294,562	Market Comparables	LTM EBITDA	12.8 - 15.0x	13.5x

Small and Mid-cap Buyout	1,746,000	Market Comparables	LTM Net Revenue	12.0x	12.0x

Total	$16,755,562

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$140,869	$-

During the period ended June 30, 2023 unrealized depreciation and realized gains from Level 3 investments were $346,195 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during period ended June 30, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2023 is one to ten years, with the possibility of extensions by each of the Underlying Investments.